Financial instruments (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Liabilities
Due to banks	SFr 644	SFr 832
Customer deposits	3,966	3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	54,732
Obligation to return securities received as collateral	28,851	26,854
Trading liabilities	59,457	72,667
Short-term borrowings	4,256	3,861
Long-term debt	75,658	80,260
Other liabilities	14,169	16,933
Netting impact	(364,600)	(595,300)
Recurring basis
Liabilities
Due to banks	644	832
Customer deposits	3,966	3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	54,732
Obligation to return securities received as collateral	28,851	26,854
Trading liabilities	59,457	72,667
Short-term borrowings	4,256	3,861
Long-term debt	75,658	80,260
Other liabilities	14,169	16,933
Netting impact	(364,597)	(595,303)
Total liabilities at fair value	228,921	259,390
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	6,064	8,616
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,476	41,350
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	11,971	13,078
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	1,315	1,268
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	583	902
Trading liabilities	14,763	16,593
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	11,253	12,287
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	297	745
Trading liabilities	3,247	3,939
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	28,268	25,952
Trading liabilities	18,103	19,199
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	26,591	36,875
Netting impact	(363,566)	(594,277)
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,031)	(1,026)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	28,320	26,029
Trading liabilities	35,216	35,347
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	63,536	61,376
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	112	121
Trading liabilities	10,485	11,678
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	10,421	11,530
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	15	21
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	28,208	25,908
Trading liabilities	18,000	19,075
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	6,731	4,594
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,476	1,585
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	174	234
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,072	2,744
Level 2 | Recurring basis
Liabilities
Due to banks	644	832
Customer deposits	3,908	3,151
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	54,732
Obligation to return securities received as collateral	531	825
Trading liabilities	383,394	625,180
Short-term borrowings	4,038	3,766
Long-term debt	61,811	65,652
Other liabilities	13,136	14,601
Total liabilities at fair value	509,382	768,739
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	6,064	8,616
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	32,913	31,083
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	9,185	10,126
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	801	652
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	471	781
Trading liabilities	4,257	4,914
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	832	757
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	297	745
Trading liabilities	3,211	3,917
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	60	44
Trading liabilities	98	122
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	379,039	620,144
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	256,420	458,730
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	76,312	101,461
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	19,349	23,479
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	24,369	27,266
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	58	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	4,413	6,417
Short-term borrowings	218	95
Long-term debt	13,847	14,608
Other liabilities	2,064	3,358
Total liabilities at fair value	20,600	24,578
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	9,563	10,267
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	2,786	2,952
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	514	616
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	21	1
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	21	1
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	5	2
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,387	6,414
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	897	1,202
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	285	560
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,457	2,760
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,151	SFr 1,466